UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
AUSTRALIA 15.6%
DIVERSIFIED 8.2%
BGP Holdings PLC (EUR)(a),(b),(c)	55,752,507	$0
FKP Property Group	12,406,651	10,907,894
GPT Group	11,442,134	37,162,428
Mirvac Group	12,120,363	15,608,184
Stockland	13,489,464	51,764,974
		115,443,480
INDUSTRIAL 2.5%
Goodman Group	49,573,746	35,124,464
RETAIL 4.9%
Westfield Group	7,229,039	69,838,491
TOTAL AUSTRALIA		220,406,435
AUSTRIA 0.7%
DIVERSIFIED 0.5%
CA Immobilien Anlagen AG(b)	377,654	6,957,744
RETAIL 0.2%
Atrium European Real Estate Ltd.	518,186	3,245,928
TOTAL AUSTRIA		10,203,672
BRAZIL 1.3%
DIVERSIFIED 0.2%
PDG Realty SA Empreendimentos e Participacoes	617,226	3,462,953
HOTEL 0.4%
BHG SA - Brazil Hospitality Group(b)	350,542	4,884,593
OFFICE 0.5%
BR Properties SA	700,403	7,357,309
RESIDENTIAL 0.2%
MRV Engenharia e Participacoes SA	374,619	2,996,677
TOTAL BRAZIL		18,701,532

	Number of Shares	Value
CANADA 8.3%
DIVERSIFIED 2.9%
Brookfield Asset Management	319,328	$10,378,572
Dundee Real Estate Investment Trust, 144A(d)	635,466	21,695,641
H&R Real Estate Investment Trust	372,356	8,449,543
		40,523,756
HOTEL 1.2%
InnVest Real Estate Investment Trust	2,381,292	17,021,510
RESIDENTIAL 2.9%
Boardwalk REIT	376,122	18,664,496
Melcor Developments Ltd.	694,036	11,239,160
Northern Property Real Estate Investment Trust	353,442	11,119,114
		41,022,770
RETAIL 1.3%
Primaris Retail REIT	837,389	18,397,510
TOTAL CANADA		116,965,546
CYPRUS 0.5%
DIVERSIFIED
AFI Development PLC GDR(b)	5,964,025	7,335,751
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	2,531,615	14,387,091
FRANCE 7.4%
DIVERSIFIED
Fonciere des Regions	32,850	3,500,471
Gecina SA	162,685	22,437,816
Unibail-Rodamco	362,812	78,591,947
		104,530,234

	Number of Shares	Value
GERMANY 2.0%
OFFICE 0.4%
Alstria Office REIT AG	468,664	$6,515,707
RESIDENTIAL 1.3%
Deutsche Wohnen AG(b)	925,012	13,345,232
Gagfah SA	563,725	4,767,899
		18,113,131
RETAIL 0.3%
Deutsche Euroshop AG	108,029	4,126,008
TOTAL GERMANY		28,754,846
HONG KONG 23.4%
DIVERSIFIED 16.6%
Agile Property Holdings Ltd.	1,000	1,576
China Resources Land Ltd.	4,357,200	8,155,869
Great Eagle Holdings Ltd.	1,647,021	5,515,796
Hang Lung Properties Ltd.	8,360,000	36,487,777
KWG Property Holding Ltd.	11,642,355	9,429,371
New World Development Ltd.	8,658,886	15,317,286
Shimao Property Holdings Ltd.	14,616,872	20,632,799
Sun Hung Kai Properties Ltd.	5,720,080	90,597,072
Swire Pacific Ltd. Class A	495,500	7,274,633
Wharf Holdings Ltd.	5,982,800	41,379,774
		234,791,953
HOTEL 0.6%
Shangri-La Asia Ltd.	3,027,358	7,737,159
OFFICE 3.2%
Hongkong Land Holdings Ltd. (USD)	6,489,771	45,428,397
RESIDENTIAL 3.0%
China Overseas Land & Investment Ltd.	19,341,340	39,535,300
Country Garden Holdings Co.	6,078,000	2,664,504
		42,199,804
TOTAL HONG KONG		330,157,313

	Number of Shares	Value
INDIA 0.3%
DIVERSIFIED
Housing Development & Infrastructure Ltd.(b)	948,352	$3,808,719
INDONESIA 0.5%
DIVERSIFIED
Summarecon Agung Tbk PT	54,457,246	7,254,712
JAPAN 14.8%
DIVERSIFIED 12.2%
Mitsubishi Estate Co., Ltd.	3,492,600	59,077,761
Mitsui Fudosan Co., Ltd.	4,925,049	81,294,690
Nomura Real Estate Holdings	907,300	13,754,572
Tokyu Land Corp.	3,131,000	13,626,136
United Urban Investment Corp.	4,281	5,409,150
		173,162,309
OFFICE 1.6%
Japan Prime Realty Investment Corp.	676	1,825,314
Japan Real Estate Investment Corp.	679	6,424,297
Nippon Building Fund	1,451	14,129,718
		22,379,329
RESIDENTIAL 1.0%
Advance Residence Investment	6,971	13,710,695
TOTAL JAPAN		209,252,333
NETHERLANDS 2.4%
RETAIL
Corio NV	485,119	33,935,512
NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	4,085,283	7,497,965
PHILIPPINES 1.1%
RETAIL
SM Prime Holdings	57,501,800	14,839,174

	Number of Shares	Value
SINGAPORE 5.6%
DIVERSIFIED 3.0%
Global Logistic Properties Ltd.(b)	4,789,000	$7,104,665
Keppel Land Ltd.	7,966,449	28,377,117
Suntec Real Estate Investment Trust	5,642,000	6,893,042
		42,374,824
HOTEL 0.5%
CDL Hospitality Trusts	4,580,000	7,303,292
INDUSTRIAL 0.5%
Ascendas REIT (c)	4,464,008	7,001,109
OFFICE 1.2%
CapitaCommercial Trust	14,967,237	16,504,926
RETAIL 0.4%
CapitaMalls Asia Ltd.	3,706,495	5,234,083
TOTAL SINGAPORE		78,418,234
SWEDEN 2.7%
DIVERSIFIED
Castellum AB	1,238,349	18,010,494
Fabege AB	1,185,190	12,815,352
Klovern AB	1,388,854	7,591,290
		38,417,136
UNITED KINGDOM 11.1%
DIVERSIFIED 6.3%
British Land Co., PLC	4,636,625	41,095,336
Hammerson PLC	4,732,757	33,929,921
Land Securities Group PLC	1,170,895	13,777,688
		88,802,945
INDUSTRIAL 2.2%
Segro PLC	6,145,106	31,693,386

	Number of Shares	Value
OFFICE 2.6%
Derwent London PLC	487,948	$12,860,841
Great Portland Estates PLC	3,806,210	23,556,635
		36,417,476
TOTAL UNITED KINGDOM		156,913,807
TOTAL COMMON STOCK (Identified cost—$1,156,535,319)		1,401,780,012

Number of Warrants
WARRANTS 0.0%
HONG KONG
Henderson Land Development, Ltd., expire 6/1/11(b) (Identified cost—$0)	474,879	28,693

	Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(e)	4,900,136	4,900,136
State Street Institutional Liquid Reserves Fund, 0.19%(e)	4,902,117	4,902,117
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,802,253)		9,802,253

		Value

TOTAL INVESTMENTS (Identified cost—$1,166,337,572)	99.9%	$1,411,610,958

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,137,674

NET ASSETS	100.0%	$1,412,748,632

Glossary of Portfolio Abbreviations
EUR	Euro Currency
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(b)	Non-income producing security.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.5% of net assets of the Fund.

(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.5% of net assets of the Fund.
(e)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*
Common Stock — Singapore — Industrial	$7,001,109	$—	$7,001,109	$—
Common Stock — All Other	1,394,778,903	1,394,778,903	—	—
Warrants	28,693	28,693	—	—
Money Market Funds	9,802,253	—	9,802,253	—
Total Investments	$1,411,610,958	$1,394,807,596	$16,803,362	$—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$256,994,745
Gross unrealized depreciation	(11,721,359)
Net unrealized appreciation	$245,273,386
Cost for federal income tax purposes	$1,166,337,572

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011